As filed with the Securities and Exchange Commission on May 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22397

IronBridge Funds, Inc.
  (Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
  (Address of principal executive offices) (Zip code)

Walter H. Clark
One Parkview Plaza, Suite 700
Oakbrook Terrace, Illinois 60181
  (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

IronBridge Small Cap Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.0%
	Aerospace & Defense - 2.2%
10,262	Curtiss-Wright Corp.	$1,386,088
17,557	Mercury Systems, Inc. (a)	848,354
6,363	Teledyne Technologies, Inc. (a)	1,190,963
		3,425,405

	Auto Components - 0.9%
26,820	Tenneco, Inc.	1,471,613

	Banks - 13.6%
27,959	Banner Corp.	1,551,445
69,960	Columbia Banking System, Inc.	2,934,822
22,098	Cullen/Frost Bankers, Inc.	2,343,935
118,813	CVB Financial Corp.	2,689,926
114,849	Investors Bancorp, Inc.	1,566,540
52,930	PacWest Bancorp	2,621,623
103,800	Seacoast Banking Corp. of Florida (a)	2,747,586
71,507	TriCo Bancshares	2,661,491
42,847	Webster Financial Corp.	2,373,724
		21,491,092

	Biotechnology - 4.8%
56,037	Achaogen, Inc. (a)	725,679
5,437	Bluebird Bio, Inc. (a)	928,368
7,237	Clovis Oncology, Inc. (a)	382,114
13,223	Ionis Pharmaceuticals, Inc. (a)	582,870
6,579	Neurocrine Biosciences, Inc. (a)	545,596
48,025	Repligen Corp. (a)	1,737,545
4,789	Sage Therapeutics, Inc. (a)	771,364
11,289	Seattle Genetics, Inc. (a)	590,866
7,005	Spark Therapeutics, Inc. (a)	466,463
6,498	TESARO, Inc. (a)	371,296
10,592	Ultragenyx Pharmaceutical, Inc. (a)	540,086
		7,642,247

	Building Products - 0.5%
24,210	Gibraltar Industries, Inc. (a)	819,509

	Capital Markets - 0.9%
25,208	Stifel Financial Corp.	1,493,070

	Chemicals - 1.5%
4,151	NewMarket Corp.	1,667,374
11,005	Sensient Technologies Corp.	776,733
		2,444,107

	Commercial Services & Supplies - 1.2%
16,035	Healthcare Services Group, Inc.	697,202
18,122	Multi-Color Corp.	1,196,958
		1,894,160

	Construction & Engineering - 1.6%
19,219	Granite Construction, Inc.	1,073,573
9,835	Valmont Industries, Inc.	1,438,861
		2,512,434

	Containers & Packaging - 1.0%
18,435	AptarGroup, Inc.	1,656,016

	Distributors - 1.6%
17,556	Pool Corp.	2,567,038

	Diversified Consumer Services - 3.2%
32,728	Bright Horizons Family Solutions Inc. (a)	3,263,636
17,161	Grand Canyon Education, Inc. (a)	1,800,532
		5,064,168

	Electrical Equipment - 0.7%
16,284	EnerSys, Inc.	1,129,621

	Electronic Equipment, Instruments & Components - 2.8%
3,383	IPG Photonics Corp. (a)	789,525
11,502	Littelfuse, Inc.	2,394,486
9,943	SYNNEX Corp.	1,177,251
		4,361,262

	Energy Equipment & Services - 0.8%
143,496	Superior Energy Services, Inc. (a)	1,209,671

	Equity Real Estate Investment - 5.4%
33,439	Alexander & Baldwin, Inc.	773,444
97,150	CatchMark Timber Trust, Inc.	1,211,460
23,707	EastGroup Properties, Inc.	1,959,621
87,580	Equity Commonwealth (a)	2,686,079
64,691	LaSalle Hotel Properties	1,876,686
		8,507,290

	Food & Staples Retailing - 1.5%
21,942	Casey's General Stores, Inc.	2,408,573

	Food Products - 1.5%
17,128	J&J Snack Foods Corp.	2,339,000

	Gas Utilities - 1.7%
60,053	UGI Corp.	2,667,554

	Health Care Equipment & Supplies - 6.0%
6,579	ABIOMED, Inc. (a)	1,914,423
20,933	Cantel Medical Corp.	2,332,145
27,444	Neogen Corp. (a)	1,838,474
10,080	Nevro Corp. (a)	873,634
29,142	West Pharmaceutical Services, Inc.	2,572,947
		9,531,623

	Health Care Providers & Services - 0.8%
20,171	HealthEquity, Inc. (a)	1,221,152

	Health Care Technology - 1.7%
24,560	Medidata Solutions, Inc. (a)	1,542,613
26,939	Omnicell, Inc. (a)	1,169,153
		2,711,766

	Hotels, Restaurants & Leisure - 3.1%
21,766	Vail Resorts, Inc.	4,825,522

	Information Technology Services - 2.3%
30,309	Jack Henry & Associates, Inc.	3,665,874

	Insurance - 4.6%
45,534	American Financial Group, Inc.	5,109,825
37,630	Argo Group International Holdings Ltd.	2,159,962
		7,269,787

	Life Sciences Tools & Services - 1.6%
14,261	Cambrex Corp. (a)	745,851
211,214	NeoGenomics, Inc. (a)	1,723,506
		2,469,357

	Machinery - 6.0%
28,779	IDEX Corp.	4,101,295
34,621	ITT, Inc.	1,695,737
14,708	Kadant, Inc.	1,389,906
25,929	Lincoln Electric Holdings, Inc.	2,332,313
		9,519,251

	Metals & Mining - 1.2%
43,743	Carpenter Technology Corp.	1,929,941

	Mortgage Real Estate Investment - 1.3%
129,233	Redwood Trust, Inc.	1,999,235

	Oil, Gas & Consumable Fuels - 3.1%
65,782	Carrizo Oil & Gas, Inc. (a)	1,052,512
60,203	Energen Corp. (a)	3,784,361
		4,836,873

	Pharmaceuticals - 1.5%
37,651	Catalent, Inc. (a)	1,545,950
39,246	Impax Laboratories, Inc. (a)	763,335
		2,309,285

	Semiconductor & Semiconductor Equipment - 3.8%
82,983	Cypress Semiconductor Corp.	1,407,392
25,857	Microsemi Corp. (a)	1,673,465
11,136	MKS Instruments, Inc.	1,287,878
13,977	Monolithic Power Systems, Inc.	1,618,117
		5,986,852

	Software - 8.8%
30,338	CommVault Systems, Inc. (a)	1,735,334
21,043	Digimarc Corp. (a)	503,980
17,270	Fair Isaac Corp. (a)	2,925,020
24,494	Guidewire Software, Inc. (a)	1,979,850
15,750	Proofpoint, Inc. (a)	1,789,987
33,752	PTC, Inc. (a)	2,632,994
11,142	Tyler Technologies, Inc. (a)	2,350,516
		13,917,681

	Specialty Retail - 1.2%
36,570	Monro Muffler Brake, Inc.	1,960,152

	Textiles, Apparel & Luxury Goods - 2.6%
25,033	Columbia Sportswear Co.	1,913,272
75,590	Wolverine World Wide, Inc.	2,184,551
		4,097,823

	TOTAL COMMON STOCKS
	(Cost $110,679,719)	$153,356,004

	SHORT-TERM INVESTMENTS - 2.9%
	MONEY MARKET - 2.9%
4,508,615	STIT-Treasury Obligations Portfolio - 1.50% (b)	4,508,615
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,508,615)	4,508,615
	TOTAL INVESTMENTS - 99.9%
	(Cost $115,188,334)	$157,864,619
	Other Assets in Excess of Liabilities - 0.1%	150,818
	TOTAL NET ASSETS 100.0%	$158,015,437

(a)	Non-Income Producing.
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$115,188,334
Gross unrealized appreciation	49,989,086
Gross unrealized depreciation	(7,312,801)
Net unrealized appreciation	$42,676,285

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

IronBridge SMID Cap Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.1%
	Aerospace & Defense - 2.1%
24,483	HEICO Corp.	$2,125,369
9,362	Teledyne Technologies, Inc. (a)	1,752,286
		3,877,655

	Auto Components - 1.2%
20,305	Visteon Corp. (a)	2,238,423

	Banks - 8.0%
24,173	Cullen/Frost Bankers, Inc.	2,564,030
34,985	First Republic Bank	3,239,961
38,790	Pinnacle Financial Partners, Inc.	2,490,318
12,563	SVB Financial Group (a)	3,015,246
63,690	Webster Financial Corp.	3,528,426
		14,837,981

	Biotechnology - 4.2%
5,170	Bluebird Bio, Inc. (a)	882,777
18,940	Ionis Pharmaceuticals, Inc. (a)	834,875
14,635	Neurocrine Biosciences, Inc. (a)	1,213,681
55,060	Repligen Corp. (a)	1,992,071
5,910	Sage Therapeutics, Inc. (a)	951,924
14,472	Seattle Genetics, Inc. (a)	757,464
8,365	TESARO, Inc. (a)	477,976
14,335	Ultragenyx Pharmaceutical, Inc. (a)	730,942
		7,841,710

	Capital Markets - 1.7%
7,070	MarketAxess Holdings, Inc.	1,537,301
25,691	Stifel Financial Corp.	1,521,678
		3,058,979

	Chemicals - 3.2%
12,820	International Flavors & Fragrances, Inc.	1,755,186
5,147	NewMarket Corp.	2,067,447
43,905	RPM International, Inc.	2,092,951
		5,915,584

	Commercial Services & Supplies - 3.0%
19,935	Brink's Co (The)	1,422,362
80,435	Copart, Inc. (a)	4,096,555
		5,518,917

	Construction & Engineering - 0.5%
15,140	Granite Construction, Inc.	845,720

	Construction Materials - 1.6%
28,305	Eagle Materials, Inc.	2,916,830

	Containers & Packaging - 1.3%
23,090	Avery Dennison Corp.	2,453,312

	Diversified Consumer Services - 2.4%
43,980	Bright Horizons Family Solutions Inc. (a)	4,385,686

	Electronic Equipment, Instruments & Components - 2.3%
12,923	Littelfuse, Inc.	2,690,310
45,271	Trimble, Inc. (a)	1,624,324
		4,314,634

	Energy Equipment & Services - 0.8%
181,235	Superior Energy Services, Inc. (a)	1,527,811

	Equity Real Estate Investment - 8.3%
61,710	Acadia Realty Trust	1,518,066
97,747	Alexander & Baldwin, Inc.	2,260,888
29,820	Alexandria Real Estate Equities, Inc.	3,724,220
22,010	CyrusOne, Inc.	1,127,132
22,315	EastGroup Properties, Inc.	1,844,558
113,810	Equity Commonwealth (a)	3,490,553
51,360	LaSalle Hotel Properties	1,489,953
		15,455,370

	Food & Staples Retailing - 1.2%
20,455	Casey's General Stores, Inc.	2,245,345

	Food Products - 0.8%
26,220	Pinnacle Foods, Inc.	1,418,502

	Gas Utilities - 1.5%
61,699	UGI Corp.	2,740,670

	Health Care Equipment & Supplies - 8.3%
9,140	ABIOMED, Inc. (a)	2,659,648
25,236	Cantel Medical Corp.	2,811,543
15,115	IDEXX Laboratories, Inc. (a)	2,892,860
14,120	Teleflex, Inc.	3,600,318
37,615	West Pharmaceutical Services, Inc.	3,321,028
		15,285,397

	Health Care Providers & Services - 0.8%
25,430	HealthEquity, Inc. (a)	1,539,532

	Health Care Technology - 1.1%
31,725	Medidata Solutions, Inc. (a)	1,992,647

	Hotels, Restaurants & Leisure - 2.2%
18,127	Vail Resorts, Inc.	4,018,756

	Household Durables - 1.4%
921	NVR, Inc. (a)	2,578,800

	Industrial Conglomerates - 1.2%
21,960	Carlisle Cos., Inc.	2,292,844

	Information Technology Services - 3.6%
15,201	Black Knight, Inc. (a)	715,967
20,745	Gartner, Inc. (a)	2,440,027
29,789	Jack Henry & Associates, Inc.	3,602,979
		6,758,973

	Insurance - 5.6%
51,732	American Financial Group, Inc.	5,805,365
3,873	Markel Corp. (a)	4,532,378
		10,337,743

	Life Sciences Tools & Services - 0.5%
18,480	Cambrex Corp. (a)	966,504

	Machinery - 4.8%
31,115	IDEX Corp.	4,434,199
44,625	ITT, Inc.	2,185,732
15,818	Snap-on, Inc.	2,333,788
		8,953,719

	Metals & Mining - 1.3%
53,780	Steel Dynamics, Inc.	2,378,152

	Mortgage Real Estate Investment - 0.6%
75,670	Redwood Trust, Inc.	1,170,615

	Multiline Retail - 1.6%
60,465	Nordstrom, Inc.	2,927,111

	Multi-Utilities - 1.6%
64,490	CMS Energy Corp.	2,920,752

	Oil, Gas & Consumable Fuels - 2.9%
76,240	Carrizo Oil & Gas, Inc. (a)	1,219,840
66,905	Energen Corp. (a)	4,205,648
		5,425,488

	Pharmaceuticals - 0.8%
37,530	Catalent, Inc. (a)	1,540,982

	Road & Rail - 2.3%
28,837	Old Dominion Freight Line, Inc.	4,238,174

	Semiconductor & Semiconductor Equipment - 3.0%
112,383	Cypress Semiconductor Corp.	1,906,015
14,275	MKS Instruments, Inc.	1,650,904
17,630	Monolithic Power Systems, Inc.	2,041,025
		5,597,944

	Software - 8.7%
35,240	CommVault Systems, Inc. (a)	2,015,728
21,205	Fair Isaac Corp. (a)	3,591,491
18,750	Guidewire Software, Inc. (a)	1,515,562
21,228	Proofpoint, Inc. (a)	2,412,562
39,450	PTC, Inc. (a)	3,077,495
16,480	Tyler Technologies, Inc. (a)	3,476,621
		16,089,459

	Textiles, Apparel & Luxury Goods - 0.7%
45,990	Wolverine World Wide, Inc.	1,329,111

	TOTAL COMMON STOCKS
	(Cost $126,587,669)	$179,935,832

	SHORT-TERM INVESTMENTS - 2.9%
	MONEY MARKET - 2.9%
5,377,055	STIT-Treasury Obligations Portfolio - 1.50% (b)	5,377,055
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,377,055)	5,377,055
	TOTAL INVESTMENTS - 100.0%
	(Cost $131,964,724)	$185,312,887
	Liabilities in Excess of Other Assets - (0.0%)	(73,584)
	TOTAL NET ASSETS 100.0%	$185,239,303

(a)	Non-Income Producing.
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$131,964,724
Gross unrealized appreciation	59,512,159
Gross unrealized depreciation	(6,163,996)
Net unrealized appreciation	$53,348,163

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Large Cap Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.8%
	Banks - 7.2%
13,700	Citigroup, Inc.	$924,750
6,995	First Republic Bank	647,807
4,025	M&T Bank Corp.	742,049
		2,314,606

	Beverages - 3.1%
7,250	Diageo PLC - ADR	981,795

	Capital Markets - 6.5%
6,010	CME Group, Inc.	972,057
20,525	Morgan Stanley	1,107,529
		2,079,586

	Chemicals - 4.8%
8,370	Ecolab, Inc.	1,147,276
8,020	RPM International, Inc.	382,313
		1,529,589

	Commercial Services & Supplies - 2.0%
20,870	Ritchie Bros. Auctioneers, Inc.	656,779

	Communications Equipment - 3.0%
22,255	Cisco Systems, Inc.	954,517

	Electric Utilities - 1.4%
2,780	NextEra Energy, Inc.	454,057

	Electronic Equipment, Instruments & Components - 2.9%
10,897	Amphenol Corp. - Class A	938,559

	Energy Equipment & Services - 2.0%
9,820	Schlumberger Ltd.	636,140

	Equity Real Estate Investment - 3.5%
7,820	American Tower Corp.	1,136,559

	Health Care Equipment & Supplies - 5.5%
4,505	Becton, Dickinson & Co.	976,233
8,216	Danaher Corp.	804,429
		1,780,662

	Health Care Providers & Services - 2.5%
3,680	UnitedHealth Group, Inc.	787,520

	Hotels, Restaurants & Leisure - 4.4%
13,835	Starbucks Corp.	800,908
2,805	Vail Resorts, Inc.	621,869
		1,422,777

	Information Technology Services - 7.7%
6,420	Accenture PLC - Class A	985,470
6,525	Jack Henry & Associates, Inc.	789,199
5,880	Visa, Inc. - Class A	703,365
		2,478,034

	Insurance - 3.7%
8,710	Lincoln National Corp.	636,353
470	Markel Corp. (a)	550,017
		1,186,370

	Leisure Products - 0.7%
2,655	Hasbro, Inc.	223,816

	Machinery - 6.8%
7,865	Illinois Tool Works, Inc.	1,232,131
6,475	Snap-on, Inc.	955,321
		2,187,452

	Multiline Retail - 1.0%
6,830	Nordstrom, Inc.	330,640

	Oil, Gas & Consumable Fuels - 4.4%
6,155	EOG Resources, Inc.	647,937
11,855	Occidental Petroleum Corp.	770,101
		1,418,038

	Pharmaceuticals - 5.5%
4,185	Eli Lilly & Co.	323,794
11,315	Johnson & Johnson	1,450,017
		1,773,811

	Road & Rail - 4.0%
9,503	Union Pacific Corp.	1,277,488

	Semiconductor & Semiconductor Equipment - 2.0%
7,090	Analog Devices, Inc.	646,112

	Software - 4.6%
16,040	Microsoft Corp.	1,463,971

	Specialty Retail - 4.1%
7,315	The Home Depot, Inc.	1,303,826

	Technology Hardware, Storage & Peripherals - 3.5%
6,620	Apple, Inc.	1,110,704

	TOTAL COMMON STOCKS
	(Cost $26,266,203)	$31,073,408

	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET - 3.1%
1,005,145	STIT-Treasury Obligations Portfolio - 1.50% (b)	1,005,145
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,005,145)	1,005,145
	TOTAL INVESTMENTS - 99.9%
	(Cost $27,271,348)	$32,078,553
	Other Assets in Excess of Liabilities - 0.1%	24,500
	TOTAL NET ASSETS 100.0%	$32,103,053

ADR	American Depository Receipt
(a)	Non-Income Producing.
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$27,271,348
Gross unrealized appreciation	5,171,215
Gross unrealized depreciation	(364,010)
Net unrealized appreciation	$4,807,205

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation
Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors (the “Board”). Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by RMB pursuant to guidelines established by the Board.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, and fair value estimates for foreign securities, and changes in benchmark securities indicies).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2018:

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$153,356,004	$-	$-	$153,356,004
Total Equity	153,356,004	-	-	153,356,004
Short-Term Investments	4,508,615	-	-	4,508,615
Total Investments in Securities	$157,864,619	$-	$-	$157,864,619

IronBridge SMID Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$179,935,832	$-	$-	$179,935,832
Total Equity	179,935,832	-	-	179,935,832
Short-Term Investments	5,377,055	-	-	5,377,055
Total Investments in Securities	$185,312,887	$-	$-	$185,312,887

IronBridge Large Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$31,073,408	$-	$-	$31,073,408
Total Equity	31,073,408	-	-	31,073,408
Short-Term Investments	1,005,145	-	-	1,005,145
Total Investments in Securities	$32,078,553	$-	$-	$32,078,553

*See Funds' Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By  /s/ Walter H. Clark
Walter H. Clark, President

Date   May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Walter H. Clark
Walter H. Clark, President

Date  May 29, 2018

By  /s/ Maher Harb
Maher Harb, Chief Financial Officer and Treasurer

Date  May 29, 2018